Cash and cash equivalents - Additional information (Details) - bankDeposit	2 Months Ended
	Feb. 29, 2024	Dec. 31, 2024	Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [line items]
Number of bank deposits held		0	4
Number of bank deposits repaid	4